Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000122071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000122071 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[1]
C000122071 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
C000122071 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
C000122071 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
C000122071 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000122071 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[1]
C000122071 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[1]
C000122071 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
C000122071 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000122071 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000122072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000122072 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[2]
C000122072 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[2]
C000122072 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
C000122072 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2]
C000122072 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[2]
C000122072 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[2]
C000122072 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[2]
C000122072 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
C000122072 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
C000122072 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000024998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000024998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[3]
C000024998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[3]
C000024998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[3]
C000024998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3]
C000024998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
C000024998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[3]
C000024998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[3]
C000024998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[3]
C000024998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
C000024998 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000179522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000179522 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[4]
C000179522 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[4]
C000179522 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[4]
C000179522 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[4]
C000179522 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[4]
C000179522 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[4]
C000179522 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[4]
C000179522 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[4]
C000179522 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000179522 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000122073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000122073 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[5]
C000122073 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[5]
C000122073 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[5]
C000122073 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[5]
C000122073 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[5]
C000122073 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[5]
C000122073 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[5]
C000122073 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[5]
C000122073 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[5]
C000122073 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000025000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000025000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000025000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[6]
C000025000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]
C000025000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000025000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[6]
C000025000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[6]
C000025000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[6]
C000025000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
C000025000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]
C000025000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[6]
C000025000 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[6]
C000025001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000025001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000025001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[7]
C000025001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000025001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000025001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[7]
C000025001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[7]
C000025001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[7]
C000025001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[7]
C000025001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000025001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000025001 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[7]
C000172687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000172687 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000172687 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[8]
C000172687 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000172687 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000172687 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[8]
C000172687 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[8]
C000172687 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[8]
C000172687 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000172687 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000172687 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000172687 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000025002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000025002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[9]
C000025002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[9]
C000025002 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[9]
C000025002 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[9]
C000025002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[9]
C000025002 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[9]
C000025002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[9]
C000025002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[9]
C000025002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[9]
C000025002 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
C000025002 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000025003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000025003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[10]
C000025003 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[10]
C000025003 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[10]
C000025003 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[10]
C000025003 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[10]
C000025003 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[10]
C000025003 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[10]
C000025003 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000025003 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[10]
C000025003 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[10]
C000025003 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[10]
C000174228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000174228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[11]
C000174228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[11]
C000174228 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[11]
C000174228 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[11]
C000174228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[11]
C000174228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%	[11]
C000174228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
C000174228 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[11]
C000174228 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[11]
C000174228 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[11]
C000174228 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[11]
C000025004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000025004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[12]
C000025004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[12]
C000025004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[12]
C000025004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[12]
C000025004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[12]
C000025004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[12]
C000025004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%	[12]
C000025004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[12]
C000025004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[12]
C000025004 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[12]
C000025005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000025005 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[13]
C000025005 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[13]
C000025005 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[13]
C000025005 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[13]
C000025005 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[13]
C000025005 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[13]
C000025005 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%	[13]
C000025005 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[13]
C000025005 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[13]
C000025005 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[13]
C000179523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000179523 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[14]
C000179523 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[14]
C000179523 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[14]
C000179523 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[14]
C000179523 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[14]
C000179523 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[14]
C000179523 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%	[14]
C000179523 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[14]
C000179523 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000179523 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[14]
C000174229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000174229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[15]
C000174229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[15]
C000174229 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000174229 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[15]
C000174229 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[15]
C000174229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[15]
C000174229 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%	[15]
C000174229 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[15]
C000174229 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[15]
C000174229 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[15]

[1]	Based on net assets.
[2]	Based on net assets.
[3]	Based on net assets.
[4]	Based on net assets.
[5]	Based on net assets.
[6]	Based on net assets.
[7]	Based on net assets.
[8]	Based on net assets.
[9]	Based on net assets.
[10]	Based on net assets.
[11]	Based on net assets.
[12]	Based on net assets.
[13]	Based on net assets.
[14]	Based on net assets.
[15]	Based on net assets.